Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (843,539)	$ (1,709,339)	$ (1,127,612)	$ (2,500,184)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	(7,365)	(109,002)	(5,892)	(153,191)
Interest earned on marketable securities held in Trust Account		(81,973)	(1,299)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	136,496	72,868	(321,590)	69,127
Accounts payable and accrued expenses	453,383	1,029,259	687,531	1,867,286
Net cash used in operating activities	(261,025)	(798,187)	(768,862)	(716,962)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash withdrawn from Trust Account for payment to redeeming stockholders				45,952,279
Investments in marketable securities held in Trust Account	(809,379)		(57,338,908)	(1,853,471)
Withdrawal from Trust Account to pay taxes				400,000
Net cash used in investing activities	(809,379)		(57,338,908)	44,498,808
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment to redeeming stockholders				(45,952,279)
Proceeds from convertible promissory notes, related party	400,000			1,250,000
Proceeds of notes payable – related party	437,500	800,000	300,000	1,146,784
Repayments of notes payable – related party			(300,000)
Issuance of common stock to founders for cash			25,000
Cash proceeds from sale of Units, net of underwriting discounts paid			55,905,720
Cash proceeds from sale of Private Units			2,945,980
Cash proceeds from issuance of underwriter’s unit purchase option			100
Payment of offering costs			(614,088)
Net cash provided by financing activities	837,500	800,000	58,262,712	(43,555,495)
NET CHANGE IN CASH	(232,904)	1,813	154,942	226,351
Cash – Beginning of period	381,293	154,942		154,942
Cash – End of period	148,389	156,755	154,942	381,293
Non-cash investing and financing activities:
Issuance of founder shares for related party payables			25,000
Accretion of common stock to redemption value	$ 609,172	$ 2,294,875	$ 1,733,440	$ 6,470,389